INCOME TAXES - Components of deferred income tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income taxes
Deferred tax liability, net	$ (646,158)	$ (525,535)	$ (561,318)
Deferred tax expense (income)	134,479	(37,066)	66,253
Accounts payable, accrued charges and provisions
Deferred income taxes
Deferred tax liability, net	10,470	11,655
Deferred tax expense (income)	1,185	(1,365)	(5,342)
Defined benefit plans
Deferred income taxes
Deferred tax liability, net	19,497	17,398
Deferred tax expense (income)	(220)	(1,548)	(1,085)
Fixed assets
Deferred income taxes
Deferred tax liability, net	(483,882)	(399,022)
Deferred tax expense (income)	84,860	10,049	2,758
Goodwill and intangible assets
Deferred income taxes
Deferred tax liability, net	(179,876)	(126,900)
Deferred tax expense (income)	52,976	23,440	47,477
Long-term debt and derivative financial instruments
Deferred income taxes
Deferred tax liability, net	(8,772)	(25,489)
Deferred tax expense (income)	(4,740)	424	13,908
Benefits from a general partnership
Deferred income taxes
Deferred tax liability, net		(574)
Deferred tax expense (income)	(574)	(67,044)	11,108
Other
Deferred income taxes
Deferred tax liability, net	(3,595)	(2,603)
Deferred tax expense (income)	$ 992	$ (1,022)	$ (2,571)